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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Windhaven Investment Management, Inc.
Address: One International Place
         33rd Floor
         Boston, MA 02110

13F File Number: 028-14230

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Gillespie
Title:   Chief Compliance Officer
Phone:   617-960-5300
Signature,                  Place,                      and Date of Signing:
/s/ Michael Gillespie       Boston, MA 02110            February 14, 2013

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[_] 13F NOTICE.

[_] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  36
Form 13F Information Table Value Total:  13298338

List of Other Included Managers:         NONE

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                          Form 13F Information Table

        Column 1               Column 2        Column 3  Column 4     Column 5       Column 6  Column 7       Column 8
                                                          Value   SHRS or  SH/ PUT/ Investment  Other     Voting Authority
     Name of Issuer         Title of Class      CUSIP    (x$1000) PRN Amt  PRN CALL Discretion Managers   Sole   Shared None
EGS EMKTCONS ETF          EGA EMERGING GLOBAL  268461779  193219   7252972 SH          Sole              7252972
                          SHS TR
CLAYMORE EXCHANGE TRADED  GUGGENHEIM ENHANCED  18383M654  124880   2495101 SH          Sole              2495101
  FD                      SHORT DURATION
ISHARES TR                AAA A RATED CP       46429B291  295928   5661528 SH          Sole              5661528
ISHARES                   EPRA/NAR DEV R/E     464288489  902169  27231189 SH          Sole             27231189
ISHARES INC               MSCI JAPAN           464286848    2273    233104 SH          Sole               233104
ISHARES                   RUSELL 2000          464287655  412949   4897531 SH          Sole              4897531
ISHARES INC               MSCI UTD KINGD       464286699    3375    188122 SH          Sole               188122
ISHARES INC               MSCI HONG KONG       464286871  451080  23227602 SH          Sole             23227602
ISHARES INC               MSCI GERMAN          464286806  455080  18424306 SH          Sole             18424306
ISHARES GOLD TRUST        ISHARES              464285105  493092  30289718 SH          Sole             30289718
ISHARES TR                BARCLYS 1-3 YR       464287457  126386   1497113 SH          Sole              1497113
ISHARES TR                BARCLYS 7-10 YR      464287440  391116   3638630 SH          Sole              3638630
ISHARES TR                BARCLYS TIPS BD      464287176  471705   3885220 SH          Sole              3885220
ISHARES TR                JPMORGAN USD         464288281    4222     34385 SH          Sole                34385
ISHARES TR                EAFE MIN VOL         46429B689    1475     26969 SH          Sole                26969
MARKET VECTORS ETF TR     GOLD MINERS ETF      57060U100  110824   2388971 SH          Sole              2388971
PIMCO ETF TR              ENHAN SHRT MAT       72201R833  125137   1233119 SH          Sole              1233119
POWERSHARES GLOBAL ETF    SOVEREIGN DEBT       73936T573  427616  13598412 SH          Sole             13598412
  TRUST
POWERSHARES GLOBAL ETF    FDM HG YLD RAFI      73936T557    2132    110747 SH          Sole               110747
  TRUST
POWERSHARES QQQ TRUST     UNIT SER 1           73935A104 1210235  18581814 SH          Sole             18581814
POWERSHARES ETF TR II     S&P 500 LOW VOL      73937B779  532773  19247586 SH          Sole             19247586
POWERSHARES DB CMDTY IDX  UNIT BEN INT         73935S105  515992  18574227 SH          Sole             18574227
  TRA
POWERSHARES ETF TRUST     INTL DIV ACHV        73935X716    1451     91695 SH          Sole                91695
SPDR S&P 500 ETF TRUST    TR Unit              78462F103    2154     15125 SH          Sole                15125
SPDR SERIES TRUST         BARC SHT TR CP       78464A474  723761  23559917 SH          Sole             23559917
SPDR GOLD TRUST           GOLD SHS             78463V107  348630   2151766 SH          Sole              2151766
SPDR SERIES TRUST         DB INT GVT ETF       78464A490    1763     27749 SH          Sole                27749
SPDR SERIES TRUST         BRCLYS INTL ETF      78464A516    1988     32582 SH          Sole                32582
VANGUARD BD INDEX FD INC  TOTAL BND MRKT       921937835 1377401  16391782 SH          Sole             16391782
VANGUARD INDEX FDS        REIT ETF             922908553 1244577  18914547 SH          Sole             18914547
VANGUARD INDEX FDS        TOTAL STK MKT        922908769  493618   6736055 SH          Sole              6736055
VANGUARD TAX- MANAGED     MSCI EAFE ETF        921943858  386085  10959001 SH          Sole             10959001
  INTL FD
VANGUARD INTL EQUITY      MSCI EMR MKT ETF     922042858  235184   5281490 SH          Sole              5281490
  INDEX F
VANGUARD SPECIALIZED      DIV APP ETF          921908844  907756  15238477 SH          Sole             15238477
  PORTFOL
WISDOMTREE TR             ASIA LC DBT FD       97717X842  317041   6033132 SH          Sole              6033132
WISDOMTREE TRUST          INDIA ERNGS FD       97717W422    3271    168878 SH          Sole               168878
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